Change in accounting policy (Tables)	12 Months Ended
Dec. 31, 2017
Adjustments to Financial Position
As at January 1, 2016	As previously reported	Adjustment	Restated
Exploration and evaluation	$36,191	$(30,991)	$5,200
Mineral properties, net book value	37,988	(23,145)	14,843
Net decrease in assets		(54,136)
Deferred income taxes	$(65,431)	$20,572	$(44,859)
Net decrease in liabilities		20,572
Non-controlling interest	$(160,379)	$13,426	$(146,953)
Net decrease in equity		$(20,138)

As at December 31, 2016	As previously reported	Adjustment	Restated
Exploration and evaluation	$600,381	$(53,050)	$547,331
Mineral properties, net book value	34,670	(17,884)	16,786
Plant and equipment, net book value	329,947	598	330,545
Net decrease in assets		(70,336)
Deferred income taxes	$(63,988)	$21,888	$(42,100)
Net decrease in liabilities		21,888
Non-controlling interest	$(180,370)	$14,284	$(166,086)
Net decrease in equity		$(34,164)

Adjustments to Financial Results
For the year ended December 31, 2016	As previously reported	Adjustment	Restated
Depreciation and depletion	$(35,327)	$2,201	$(33,126)
Exploration expenses	-	(18,628)	(18,628)
Income taxes	(29,888)	1,543	(28,345)
Decrease in net income		$(14,884)

Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	$11,353	$(14,026)	$(2,673)
Non-controlling interest	19,737	(858)	18,879
Weighted average shares outstanding (thousands)
Basic	252,392	-	252,392
Diluted	253,000	-	252,392
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$0.04	$(0.05)	$(0.01)
Diluted	0.04	(0.05)	(0.01)

Adjustments to Cash Flows
For the year ended December 31, 2016	As previously reported	Adjustment	Restated
Net cash provided by operating activities	$44,508	$(18,628)	$25,880
Net cash used in investing activities	(247,393)	18,628	(228,765)
Net change in cash and cash equivalents		$-

Change in Accounting Policy Impact on Financial Position
As at December 31, 2017	As under previous policy	Adjustment	Restated
Exploration and evaluation	$651,062	$(102,702)	$548,360
Mineral properties, net book value	34,844	(18,546)	16,298
Plant and equipment, net book value	268,995	598	269,593
		(120,650)
Deferred income taxes	$(57,759)	$25,037	$(32,722)
		25,037
Non-controlling interest	$(165,686)	$16,339	$(149,347)
Net decrease in equity		$(79,274)

Change in Accounting Policy Impact on Financial Results
For the year ended December 31, 2017	As under previous policy	Adjustment	Restated
Depreciation and depletion	$(59,785)	$459	$(59,326)
Exploration expense	-	(50,773)	(50,773)
Income taxes	(6,322)	3,149	(3,173)
Increase (decrease) in net income		$(47,165)

Net income (loss) and comprehensive income (loss) attributable to
Nevsun shareholders	$(39,615)	$(45,110)	$(84,725)
Non-controlling interest	(12,821)	(2,055)	(14,876)
Weighted average shares outstanding (thousands)
Basic	302,005	-	302,005
Diluted	302,005	-	302,005
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$(0.13)	$(0.15)	$(0.28)
Diluted	(0.13)	(0.15)	(0.28)

Change in Accounting Policy Impact on Cash Flows
For the year ended December 31, 2017	As under previous policy	Adjustment	Restated
Net cash generated by (used in) operating activities	$30,450	$(50,773)	$(20,323)
Net cash used in investing activities	(83,532)	50,773	(32,759)
Net change in cash and cash equivalents		$-